INVESTMENT SECURITIES - Schedule of Realized Gains (Losses) Related to Investment Securities Included Within Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 120	$ 179	$ 29
Gross realized losses	(24)	(33)	(9)
Net realized capital gains	$ 96	$ 146	$ 20